POLICYHOLDER ACCOUNT BALANCES	12 Months Ended
Dec. 31, 2022
Policyholder Account Balance [Abstract]
POLICYHOLDER ACCOUNT BALANCES	POLICYHOLDER ACCOUNT BALANCES
The following table summarizes the balances and changes in policyholders’ account balances for the years ended and as of December 31, 2022 and 2021:

	Universal Life	Variable Universal Life	GMxB Legacy	GMxB Core	SCS (1)	EQUI-VEST Individual	EQUI-VEST Group	Momentum
December 31, 2022	(Dollars in millions)
Balance, beginning of the year	$5,462	$4,193	$746	$99	$33,443	$2,784	$11,952	$705
Issuances	—	—	—	—	—	—	—	—
Premiums received	730	143	72	134	2	46	610	79
Policy charges	(789)	(210)	6	(19)	—	(1)	(5)	—
Surrenders and withdrawals	(86)	(12)	(72)	(30)	(2,452)	(225)	(995)	(148)
Benefit payments	(200)	(85)	(99)	(2)	(209)	(59)	(70)	(2)
Net transfers from (to) separate account	—	75	5	(146)	7,229	28	303	54
Interest credited (2)	224	149	30	6	(2,553)	79	251	15
Other	—	—	—	—	—	—	—	—
Balance, end of the year	$5,341	$4,253	$688	$42	$35,460	$2,652	$12,046	$703

Weighted-average crediting rate	3.62%	3.86%	1.80%	1.05%	1.12%	2.85%	3.00%	2.02%
Net amount at risk (3)	$37,555	$85,086	$22,631	$3,517	$92	$143	$138	$—
Cash surrender value	$3,483	$2,838	$980	$264	$31,856	$2,645	$11,961	$702
______________
(1)SCS sales are recorded as a Separate Account liability until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(2)SCS and EQUI-VEST Group includes amounts related to the change in embedded derivative.
(3)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.

	Universal Life	Variable Universal Life	GMxB Legacy	GMxB Core	SCS (1)	EQUI-VEST Individual	EQUI-VEST Group	Momentum
December 31, 2021	(Dollars in millions)

Balance, beginning of the year	$5,564	$4,243	$815	$99	$25,654	$2,862	$11,665	$761
Issuances	—	—	—	—	—	—	—	—
Premiums received	787	154	58	144	1	55	602	83
Policy charges	(828)	(214)	—	(5)	—	(1)	(4)	(1)
Surrenders and withdrawals	(89)	(185)	(99)	(31)	(2,474)	(209)	(877)	(151)
Benefit payments	(202)	(69)	(77)	(1)	(187)	(63)	(73)	(2)
Net transfers from (to) separate account	—	102	18	(122)	6,692	58	310	—
Interest credited (2)	230	162	31	15	3,757	82	329	15
Other	—	—	—	—	—	—	—	—
AV Balance, December 31, 2021	$5,462	$4,193	$746	$99	$33,443	$2,784	$11,952	$705

Weighted-average crediting rate	3.56%	3.89%	1.82%	1.05%	1.14%	2.87%	2.37%	2.06%
Net amount at risk (3)	$40,138	$84,072	$15,901	$1,115	$—	$92	$7	$—
Cash surrender value	$3,529	$2,893	$1,048	$301	$31,488	$2,776	$11,878	$704
______________
(1)SCS sales are recorded as a Separate Account liability until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(2)SCS and EQUI-VEST Group includes amounts related to the change in embedded derivative.
(3)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.
The following table reconciles the policyholders account balances to the policyholders’ account balance liability in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Policyholders’ account balance reconciliation
UL	$5,341	$5,462
VUL	4,253	4,193
GMxB Legacy	688	746
GMxB Core	42	98
EQUI-VEST Individual	2,652	2,784
SCS	35,460	33,443
EQUI-VEST Group	12,046	11,951
Momentum	703	705
Other	2,916	2,736
Balance (exclusive of Funding Agreements)	64,101	62,118
Funding Agreements	15,641	13,354
Balance, end of year	$79,742	$75,472
______________
(1)Primarily reflects products, IR Payout, IR Other, Investment Edge, Association, Indexed Universal Life, Group Pension and Closed Block.
The following table presents the account values by range of guaranteed minimum crediting rates and the related range of the difference in basis points, between rates being credited policyholders and the respective guaranteed minimums as of December 31, 2022 and 2021.

December 31, 2022
Product (1)	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	51 Basis Points - 150 Basis Points Above	Greater Than 150 Basis Points Above	Total
(in millions)

Universal Life	0.00% - 1.50%	$—	$—		$5		$1	$6
	1.51% - 2.50%	181	197		605		47	1,030
	Greater than 2.50%	3,615	657		—		—	4,272
	Total	$3,796	$854		$610		$48	$5,308

Variable Universal Life	0.00% - 1.50%	$12	$9		$5		$1	$27
	1.51% - 2.50%	411	42		—		—	453
	Greater than 2.50%	3,441	—		—		—	3,441
	Total	$3,864	$51		$5		$1	$3,921

GMxB Legacy	0.00% - 1.50%	$386	$—		$—		$—	$386
	1.51% - 2.50%	560	—		—		—	560
	Greater than 2.50%	35	—		—		—	35
	Total	$981	$—		$—		$—	$981

GMxB Core	0.00% - 1.50%	$257	$—		$—		$—	$257
	1.51% - 2.50%	14	—		—		—	14
	Greater than 2.50%	—	—		—		—	—
	Total	$271	$—		$—		$—	$271

EQUI-VEST Individual	0.00% - 1.50%	$345	$—		$—		$—	$345
	1.51% - 2.50%	46	—		—		—	46
	Greater than 2.50%	2,199	—		62		—	2,261
	Total	$2,590	$—		$62		$—	$2,652

EQUI-VEST Group	0.00% - 1.50%	$109	$5		$366		$3,112	$3,592
	1.51% - 2.50%	11	2		889		—	902
	Greater than 2.50%	6,949	21		330		—	7,300
	Total	$7,069	$28		$1,585		$3,112	$11,794

SCS	0.00% - 1.50%	$27,846	$—	—	$—	—	$—	$27,846
	1.51% - 2.50%	5,527	—	—	—	—	—	5,527
	Greater than 2.50%	—	—		—		—	—
	Total	$33,373	$—		$—		$—	$33,373

Momentum	0.00% - 1.50%	$15	$301	—	$122	—	$7	$445
	1.51% - 2.50%	178	1	—	—	—	—	179
	Greater than 2.50%	73	—	—	5	—	—	78
	Total	$266	$302		$127		$7	$702

December 31, 2021
Product	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	51 Basis Points - 150 Basis Points Above	Greater Than 150 Basis Points Above	Total
		(in millions)
Universal Life	0.00% - 1.50%	$—	$—	$5	$—	$5
	1.51% - 2.50%	197	184	638	—	1,019
	Greater than 2.50%	4,397	—	—	—	4,397
	Total	$4,594	$184	$643	$—	$5,421

Variable Universal Life	0.00% - 1.50%	$8	$7	$—	$—	$15
	1.51% - 2.50%	399	—	—	—	399
	Greater than 2.50%	3,444	—	—	—	3,444
	Total	$3,851	$7	$—	$—	$3,858

GMxB Legacy	0.00% - 1.50%	$394	$—	$—	$—	$394
	1.51% - 2.50%	618	—	—	—	618
	Greater than 2.50%	37	—	—	—	37
	Total	$1,049	$—	$—	$—	$1,049

GMxB Core	0.00% - 1.50%	$293	$—	$—	$—	$293
	1.51% - 2.50%	17	—	—	—	17
	Greater than 2.50%					—
	Total	$310	$—	$—	$—	$310

EQUI-VEST Individual	0.00% - 1.50%	$340	$—	$—	$—	$340
	1.51% - 2.50%	50	—	—	—	50
	Greater than 2.50%	2,331	—	64	—	2,395
	Total	$2,721	$—	$64	$—	$2,785

SCS	0.00% - 1.50%	$26,421	$—	$—	$—	$26,421
	1.51% - 2.50%	6,254	—	—	—	6,254
	Greater than 2.50%					—
	Total	$32,675	$—	$—	$—	$32,675

EQUI-VEST Group	0.00% - 1.50%	$3,395	$5	$—	$—	$3,400
	1.51% - 2.50%	869	3	—	—	872
	Greater than 2.50%	7,435	—	—	—	7,435
	Total	$11,699	$8	$—	$—	$11,707

Momentum	0.00% - 1.50%	$14	$287	$124	$6	$431
	1.51% - 2.50%	190	1	—	—	191
	Greater than 2.50%	77	—	5	—	82
	Total	$281	$288	$129	$6	$704

Separate Account - Summary
The following table presents the balances of and changes in separate account liabilities for the years ended and as of December 31, 2022 and 2021.

December 31, 2022	VUL	GMxB Legacy	GMxB Core	EQUI-VEST Individual	Investment Edge	EQUI-VEST Group	Momentum
	(in millions)
Balance, beginning of year	$14,574	$44,912	$34,973	$5,584	$4,287	$27,509	$4,975
Premiums and deposits	757	240	943	124	1,002	2,104	668
Policy charges	(423)	(682)	(482)	(2)	(1)	(17)	(20)
Surrenders and withdrawals	(380)	(2,824)	(2,303)	(328)	(327)	(1,359)	(753)
Benefit payments	(102)	(702)	(215)	(52)	(34)	(60)	(14)
Investment performance (1)	(2,816)	(8,323)	(6,045)	(1,136)	(733)	(5,481)	(918)
Net transfers from (to) general account	(75)	(5)	146	(28)	(422)	(303)	(54)
Balance, end of year	$11,535	$32,616	$27,017	$4,162	$3,772	$22,393	$3,884

Cash surrender value	$11,555	$32,320	$26,195	$4,129	$3,679	$22,163	$3,879
_______________
(1)    Investment performance is reflected net of M&E fees.

December 31, 2021	VUL	GMxB Legacy	GMxB Core	EQUI-VEST Individual	Investment Edge	EQUI-VEST Group	Momentum
	(in millions)
Balance, beginning of year	$12,718	$43,747	$33,754	$5,051	$3,245	$23,530	$4,424
Premiums and deposits	732	225	1,494	158	1,048	2,014	788
Policy charges	(401)	(705)	(490)	(5)	(1)	(16)	(22)
Surrenders and withdrawals	(419)	(3,610)	(3,249)	(421)	(256)	(1,605)	(892)
Benefit payments	(183)	(818)	(223)	(55)	(24)	(63)	(12)
Investment performance (1)	2,229	6,091	3,565	859	407	4,014	689
Net transfers from (to) general account	(102)	(18)	122	(58)	(132)	(310)	—
Other charges (2)	—	—	—	55	—	(55)	—
Balance, end of year	$14,574	$44,912	$34,973	$5,584	$4,287	$27,509	$4,975

Cash surrender value	$14,549	$44,603	$34,041	$5,547	$4,199	$27,265	$4,968
_____________
(1)    Investment performance is reflected net of M&E fees.
(2)    EQUI-VEST Group and EQUI-VEST Individual reflects AV transfer of GMxB closed block business from Employee Sponsored and Individual Annuity products..
The following table reconciles the separate account liabilities to the separate account liability balance in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Separate Account Reconciliation
VUL	$11,535	$14,573
GMxB Legacy	32,616	44,912
GMxB Core	27,017	34,973
EQUI-VEST Individual	4,162	5,584
Investment Edge	3,772	4,287
EQUI-VEST Group	22,393	27,509
Momentum	3,884	4,975
Other (1)	6,100	7,099
Total	$111,479	$143,912
______________
(1)Primarily reflects Corp and Other products and Employer Sponsored products including Association and Other.
The following table presents the aggregate fair value of separate account assets by major asset category as of December 31, 2022 and 2021:

	December 31, 2022
	Life Insurance & Employee Benefits Products	Individual Variable Annuity Products	Employer - Sponsored Products	Other	Total
	(in millions)
Asset Type
Debt securities	$58	$1	$17	$8	$84
Common Stock	41	32	430	1,686	2,189
Mutual Funds	11,402	68,220	27,639	760	108,021
Bonds and Notes	119	3	1	1,062	1,185
Total	$11,620	$68,256	$28,087	$3,516	$111,479

	December 31, 2021
	Life Insurance & Employee Benefits Products	Individual Variable Annuity Products	Employer - Sponsored Products	Other	Total
	(in millions)
Asset Type
Debt securities	$61	$1	$15	$10	$87
Common Stock	105	35	33	2,584	2,757
Mutual Funds	14,359	90,473	34,311	733	139,876
Bonds and Notes	126	3	—	1,063	1,192
Total	$14,651	$90,512	$34,359	$4,390	$143,912